GOODWILL (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in the net carrying amount of goodwill
Goodwill at beginning of period	₽ 42,819	₽ 38,041
Goodwill at end of period	55,694	42,819
Telecom
Change in the net carrying amount of goodwill
Goodwill at beginning of period	34,048	29,458
Goodwill at end of period	36,596	34,048
Gross Book Value
Change in the net carrying amount of goodwill
Goodwill at beginning of period	49,606	44,828
Acquisitions	12,716	4,383
Measurement period adjustment	(61)
Impairment	(489)
Currency translation adjustment	709	395
Goodwill at end of period	62,970	49,606
Gross Book Value | Telecom
Change in the net carrying amount of goodwill
Goodwill at beginning of period	35,514	30,924
Acquisitions	2,609	4,337
Measurement period adjustment	(61)
Reclassification		253
Goodwill at end of period	38,062	35,514
Accumulated Depreciation
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(6,787)	(6,787)
Goodwill at end of period	(7,276)	(6,787)
Accumulated Depreciation | Telecom
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(1,466)	(1,466)
Goodwill at end of period	(1,466)	(1,466)
Other Segments [Member]
Change in the net carrying amount of goodwill
Goodwill at beginning of period	8,771	8,583
Goodwill at end of period	19,098	8,771
Other Segments [Member] | Gross Book Value
Change in the net carrying amount of goodwill
Goodwill at beginning of period	14,092	13,904
Acquisitions	10,107	46
Reclassification		(253)
Impairment	(489)
Currency translation adjustment	709	395
Goodwill at end of period	24,908	14,092
Other Segments [Member] | Accumulated Depreciation
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(5,321)	(5,321)
Goodwill at end of period	(5,810)	(5,321)
Armenia | Accumulated Depreciation
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(3,516)
Goodwill at end of period		(3,516)
Oblachnyi retail | Accumulated Depreciation
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(524)
Goodwill at end of period		(524)
Entertainment | Accumulated Depreciation
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(1,281)
Goodwill at end of period		₽ (1,281)
Gambit | Accumulated Depreciation
Change in the net carrying amount of goodwill
Goodwill at end of period	(207)
MTS Auto | Accumulated Depreciation
Change in the net carrying amount of goodwill
Goodwill at end of period	₽ (282)